Net Earnings (Loss) per Share (Tables)	12 Months Ended
Apr. 29, 2017
Reconciliation of Basic and Diluted Income (Loss) Per Share

The following is a reconciliation of the Company’s basic and diluted income (loss) per share calculation:

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Numerator for basic income (loss) per share:
Net income from continuing operations	$22,023	14,700	32,872
Inducement fee paid upon conversion of Series J preferred stock	—	(3,657)	—
Preferred stock dividends	—	—	(15,767)
Preferred stock dividends paid in shares	—	(1,783)	—
Accretion of dividends on preferred stock	—	(4,204)	(7,339)
Less allocation of dividends to participating securities	(576)	(1,219)	—
Less allocation of undistributed earnings to participating securities	—	—	(535)

Net income from continuing operations available to common shareholders	21,447	3,837	9,231
Net income (loss) from discontinued operations available to common shareholders	—	(39,146)	3,724
Less allocation of undistributed earnings to participating securities	—	—	(204)

Net income (loss) from discontinued operations available to common shareholders	—	(39,146)	3,520

Net income (loss) available to common shareholders	$21,447	(35,309)	12,751

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Numerator for diluted income (loss) per share:
Net income from continuing operations available to common shareholders	$21,447	3,837	9,231
Preferred stock dividends (a)	—	—	—
Accretion of dividends on preferred stock (a)	—	—	—
Allocation of undistributed earnings to participating securities	—	—	535
Less diluted allocation of undistributed earnings to participating securities	—	—	(534)

Net income from continuing operations available to common shareholders	21,447	3,837	9,232
Net income (loss) from discontinued operations available to common shareholders	—	(39,146)	3,520
Allocation of undistributed earnings to participating securities	—	—	204
Less diluted allocation of undistributed earnings to participating securities	—	—	(204)

Net income (loss) from discontinued operations available to common shareholders	—	(39,146)	3,520

Net income (loss) available to common shareholders	$21,447	(35,309)	12,752

Denominator for basic income (loss) per share:
Basic weighted average common shares	72,188	72,410	60,842
Denominator for diluted income (loss) per share:
Basic weighted average shares	72,188	72,410	60,842
Preferred shares (a)	—	—	—
Average dilutive options	63	118	86
Average dilutive non-participating securities	77	14	—

Diluted weighted average common shares	72,328	72,542	60,928

Basic income (loss) per common share:
Income from continuing operations	$0.30	0.05	0.15
Income (loss) from discontinued operations	—	(0.54)	0.06

Basic income (loss) per common share	0.30	(0.49)	0.21

Diluted income (loss) per common share:
Income from continuing operations	$0.30	0.05	0.15
Income (loss) from discontinued operations	—	(0.54)	0.06

Diluted income (loss) per common share	0.30	(0.49)	0.21

(a)	Although the Company was in a net income position during fiscal 2016 and fiscal 2015, the dilutive effect of the Company’s convertible preferred shares was excluded from the calculation of income per share using the two-class method because the effect would be antidilutive.